Offerings - Offering: 1	Jul. 30, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock of Xerox Holdings Corporation, par value $1.00 per share
Amount Registered | shares	2,160,256
Proposed Maximum Offering Price per Unit	6.22
Maximum Aggregate Offering Price	$ 13,436,792.3
Fee Rate	0.01531%
Amount of Registration Fee	$ 2,057.18
Offering Note
(1) The registrant is hereby registering the sale by the selling shareholder of up to 2,160,256 shares of our Common Stock issued or issuable upon the exercise of pre-funded
warrants issued by us to the selling shareholder.
(2) Pursuant to Rule 416 under the Securities Act of 1933 (the “Securities Act”), as amended, this Registration Statement also covers such additional number of our Common Stock as may be issuable from time to time as a result of stock splits, stock dividends, capitalizations or similar events.
(3) Estimated solely for the purposes of calculating the registration fee. Pursuant to Rule 457(c) under the Securities Act, the registration fee has been calculated based upon the average of the high and low prices, as reported by the Nasdaq Global Select Market, for our Common Stock on July 24, 2025.